Interim condensed consolidated statement of comprehensive income - RUB (₽) ₽ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Interim condensed consolidated statement of comprehensive income
Revenue	₽ 10,142	₽ 7,943	₽ 28,646	₽ 21,329
Payment processing fees	7,918	6,025	22,408	16,786
Interest revenue calculated using the effective interest rate	941	563	2,651	1,084
Fees from inactive accounts and unclaimed payments	484	380	1,400	1,009
Other revenue	799	975	2,187	2,450
Operating costs and expenses	(8,676)	(6,890)	(23,151)	(17,996)
Cost of revenue (exclusive of depreciation and amortization)	(4,989)	(3,881)	(14,196)	(10,396)
Selling, general and administrative expenses	(2,593)	(2,552)	(6,890)	(6,593)
Depreciation and amortization	(389)	(221)	(1,079)	(623)
Credit loss expense	(179)	(236)	(460)	(361)
Impairment of non-current assets	(526)		(526)	(23)
Profit from operations	1,466	1,053	5,495	3,333
Share of gain/(loss) of an associate and a joint venture	149		78	(19)
Other income and expenses, net	(47)	(2)	8	(72)
Foreign exchange gain	164	344	665	821
Foreign exchange loss	(97)	(274)	(814)	(634)
Interest income and expenses, net	(7)	2	(18)	14
Profit before tax	1,628	1,123	5,414	3,443
Income tax expense	(440)	(270)	(1,215)	(712)
Net profit	1,188	853	4,199	2,731
Attributable to:
Equity holders of the parent	1,173	842	4,160	2,702
Non-controlling interests	15	11	39	29
Foreign currency translation:
Exchange differences on translation of foreign operations	33	108	(194)	365
Debt instruments at fair value through other comprehensive income:
Net change in fair value	9		9
Changes in allowance for expected credit losses	6		6
Total other comprehensive income, net of tax	48	108	(179)	365
Total comprehensive income, net of tax	1,236	961	4,020	3,096
Attributable to:
Equity holders of the parent	1,220	950	3,986	3,067
Non-controlling interests	₽ 16	₽ 11	₽ 34	₽ 29
Earnings per share:
Basic, profit attributable to ordinary equity holders of the parent	₽ 18.96	₽ 13.74	₽ 67.43	₽ 44.23
Diluted, profit attributable to ordinary equity holders of the parent	₽ 18.77	₽ 13.66	₽ 66.68	₽ 43.88